OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated March 9, 2007

to Class A and C Prospectus, dated November 28, 2006, as supplemented January 3, 2007

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

OLD MUTUAL CLAY FINLAY CHINA FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay China Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay Emerging Markets Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Copper Rock Emerging Growth Fund – Main Investment Risks” is amended by replacing the section in its entirety with the following:

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in the Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

Growth Stock Risk. Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers. Growth stocks involve greater risks if the issuer’s earnings fail to increase as expected.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries.

OLD MUTUAL INTERNATIONAL EQUITY FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual International Equity Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-037	03/2007

OLD MUTUAL ADVISOR FUNDS

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Growth Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated March 9, 2007

to Class Z and Institutional Class Prospectus, dated November 28, 2006, as supplemented January 3, 2007

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Advisor Funds. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

OLD MUTUAL CLAY FINLAY CHINA FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay China Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay Emerging Markets Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

1

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual Copper Rock Emerging Growth Fund – Main Investment Risks” is amended by replacing the section in its entirety with the following:

Main Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in the Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the Sub-Advisor may misgauge that worth.

Growth Stock Risk. Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers. Growth stocks involve greater risks if the issuer’s earnings fail to increase as expected.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries.

OLD MUTUAL INTERNATIONAL EQUITY FUND

The section of the Prospectus entitled “Fund Summaries – Old Mutual International Equity Fund – Main Investment Risks – Small- and Mid-Size Company Risk” is amended by replacing the section in its entirety with the following:

2

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-07-038	03/2007

3